Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes
19. Income taxes:

(a)    The Company’s income tax provision differs from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate of 27% for the year ended December 31, 2023 (year ended December 31, 2022 – 27%) as follows:

	Years ended December 31,
	2023	2022
Expected income tax expense (recovery)	$(13,153)	$(8,446)
Non-deductible stock-based compensation	301	233
Other permanent differences	86	5
Withholding taxes and other foreign taxes	709	621
Change in enacted tax rates	221	294
Foreign tax rate differences, foreign exchange and other adjustments	103	392
Change in valuation allowance	9,505	(3,249)
Expired losses	1,445	11,562
Foreign-derived income inclusion	1,785	—
Income tax expense (recovery)	$1,002	$1,412
19. Income taxes (continued):

(b)    The significant components of the deferred income tax assets and liabilities are as follows:

	December 31,
	2023	2022
Deferred income tax assets:
Net loss carry forwards	$225,659	$208,399
Intangible assets	3,854	4,015
Property, plant and equipment	20,292	18,392
Warranty liability	2,017	3,631
Foreign tax credits	620	620
Inventory	3,271	1,933
Research and development	5,074	5,001
Tax realignment due to Italian tax law changes	9,353	7,713
Financing and share issuance cost	767	1,106
Other	9,224	8,859
Total gross deferred income tax assets	280,131	259,669
Valuation allowance	(268,577)	(249,239)
Total deferred income tax assets	$11,554	$10,430
Deferred income tax liabilities:
Intangible assets	$(430)	$(430)
Property, plant and equipment	(306)	(15)
Other	(2,741)	(2,837)
Total deferred income tax liabilities	$(3,477)	$(3,282)
Total net deferred income tax assets	$8,077	$7,148

The valuation allowance is reviewed on a quarterly basis to determine if, based on all available evidence, it is more-likely-than-not that some or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent on the generation of sufficient taxable income during the future periods in which those temporary differences are expected to reverse. If the evidence does not exist that the deferred income tax assets will be fully realized, a valuation allowance has been provided. The deferred income tax assets have been reduced by the uncertain tax position presented in note 19(f).
19. Income taxes (continued):

(c)    The components of the Company’s income tax expense (recovery) are as follows:

		Income tax expense (recovery)
	Net income (loss)
	before income
	taxes	Current	Deferred	Total
Year ended December 31, 2023
Italy	$4,531	$84	$(828)	$(744)
United States	(4,088)	14	—	14
Canada	(40,934)	590	—	590
Netherlands	3,391	744	(25)	719
Poland	2,228	253	69	322
Other	(13,844)	101	—	101
	$(48,716)	$1,786	$(784)	$1,002
Year ended December 31, 2022
Italy	$1,023	$20	$(511)	$(491)
United States	15,136	6	—	6
Canada	(46,657)	372	—	372
Netherlands	3,103	601	(25)	576
Poland	3,002	512	118	630
Other	(6,890)	341	(22)	319
	$(31,283)	$1,852	$(440)	$1,412
(d)    The Company has loss carry-forwards in various tax jurisdictions available to offset future taxable income that expire in the following years, as follows:

	2024	2025	2026	2027 and later	Total
Canada	$—	$—	$—	$660,110	$660,110
Italy	—	—	—	15,670	15,670
United States	—	—	—	72,311	72,311
Sweden	—	—	—	10,976	10,976
China	921	2,203	—	3,295	6,419
India	—	—	—	5,354	5,354
Australia and Other	—	—	205	7,463	7,668
Total	$921	$2,203	$205	$775,179	$778,508

Certain tax attributes are subject to an annual limitation as a result of the acquisition of Fuel Systems which constitutes a change of ownership as defined under Internal Revenue Code Section 382.

(e)    The Company has not recognized a deferred income tax liability for certain undistributed earnings of foreign subsidiaries which are essentially investments in those foreign subsidiaries and are permanent in duration.
19. Income taxes (continued):

(f)    The Company records uncertain tax positions in accordance with ASC No. 740, Income Taxes. As at December 31, 2023, the total amount of the Company’s uncertain tax benefits was $5,552 (December 31, 2022 - $5,352). If recognized in future periods, the uncertain tax benefits would affect our effective tax rate. The Company files income tax returns in Canada, the U.S., Italy, and various other foreign jurisdictions. All taxation years remain open to examination by the Canada Revenue Agency, the 2020 to 2023 taxation years remain open to examination by the Internal Revenue Service, the 2018 to 2023 taxation years remain open to examination by the Italian Revenue Agency, and various years remain open in the other foreign jurisdictions.